Business Segments	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Business Segments
(12) Business Segments

The Company as two operating segments: Petroleum and Nitrogen Fertilizer. These operating segments are also the Company’s reportable segments. As discussed in Note 1 (“Organization and Nature of Business”), the Petroleum Segment is comprised entirely of the consolidated operations of CVR Refining and its subsidiaries. The Nitrogen Fertilizer Segment is comprised entirely of the consolidated operations of CVR Partners and its subsidiaries. Other corporate activities, and related costs, are not included in these segments but costs related to such activities are allocated to each segment based on amounts attributable to each. All intercompany transactions are eliminated and are reflect as other below. All operations of the segments are located within the United States.

The following tables summarize operating results, capital expenditures, and total asset information by segment:

	Year Ended December 31,
(in millions)	2018	2017	2016
Net sales
Petroleum	$6,780	$5,664	$4,431
Nitrogen Fertilizer	351	331	356
Other	(7)	(7)	(5)
Total net sales	$7,124	$5,988	$4,782
Operating income (loss)
Petroleum	$544	$172	$60
Nitrogen Fertilizer	6	(10)	26
Other	(18)	(17)	(14)
Total operating income (loss)	$532	$145	$72
Interest expense, net	(102)	(109)	(83)
Other income, net	15	2	2
Earnings before income taxes	$445	$38	$(9)
Depreciation and amortization
Petroleum	$196	$177	$165
Nitrogen Fertilizer	72	74	58
Other	6	7	6
Total depreciation and amortization	$274	$258	$229
Capital expenditures
Petroleum	$79	$101	$102
Nitrogen fertilizer	19	14	23
Other	4	5	8
Total	$102	$120	$133

	Year Ended December 31,
(in millions)	2018	2017	2016
Total assets
Petroleum	$2,453	$2,416	$2,441
Nitrogen Fertilizer	1,254	1,234	1,312
Other	293	303	406
Total	$4,000	$3,953	$4,159